Reconciliation of Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Company's Total Capital to Bank's Regulatory Capital [Line Items]
Total capital per consolidated financial statements	$ 164,727	$ 154,330	$ 157,739	$ 152,842
Holding company equity not available for regulatory capital	(9,257)	(5,272)
Accumulated losses (gains) on available for sale securities	696	199
Intangible assets	(14,493)	(14,265)
Total tier 1 capital	141,673	134,992
Allowance for loan and credit losses reduced by excess allowance per regulatory requirements	12,272	10,465
Total capital per regulatory reporting	$ 153,945	$ 145,457